SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund

June 30, 2025 (Unaudited)
Principal Amount		Value
Corporate Bonds — 97.0%
Australia — 0.7%
$2,932,000	Mineral Resources Ltd., 8.00%, 11/1/27(a)	$2,938,006
3,001,000	Mineral Resources Ltd., 9.25%, 10/1/28(a)	3,063,906
220,972	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	23,865
143,548	Quintis Australia Pty Ltd., PIK, 12.00%, 10/1/28(a),(b),(c)	—
		6,025,777
Canada — 6.2%
6,177,000	1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28(a)	6,061,687
5,806,000	AltaGas Ltd., 7.20%, 10/15/54(a),(d)	5,800,135
3,842,000	Bombardier, Inc., 6.75%, 6/15/33(a)	3,979,727
3,462,000	Garda World Security Corp., 4.63%, 2/15/27(a)	3,441,273
2,142,000	Garda World Security Corp., 8.38%, 11/15/32(a)	2,200,644
2,895,000	Hudbay Minerals, Inc., 4.50%, 4/1/26(a)	2,878,133
8,001,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	8,001,000
4,278,000	New Gold, Inc., 6.88%, 4/1/32(a)	4,407,770
6,620,000	NOVA Chemicals Corp., 4.25%, 5/15/29(a)	6,368,692
2,474,000	NOVA Chemicals Corp., 9.00%, 2/15/30(a)	2,671,742
7,669,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 5/15/30(a)	7,831,093
		53,641,896
Finland — 0.6%
5,054,000	Nordea Bank Abp, 6.30%, (d),(e),(f)	4,919,010

France — 1.2%
2,823,000	Credit Agricole SA, 6.70%, (d),(e),(f)	2,758,102
3,358,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	3,418,104
4,043,000	Societe Generale SA, 8.50%, (a),(d),(e)	4,227,384
		10,403,590
Israel — 0.1%
1,082,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	1,061,032

Italy — 0.3%
2,858,000	Fibercop SpA, Series 2033, 6.38%, 11/15/33(a)	2,772,627

Japan — 1.4%
3,774,000	Nomura Holdings, Inc., 7.00%, (d),(e)	3,820,786
3,953,000	Rakuten Group, Inc., 9.75%, 4/15/29(a)	4,338,140
3,796,000	Rakuten Group, Inc., 11.25%, 2/15/27(a)	4,124,049
		12,282,975
Luxembourg — 2.8%
4,546,000	Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.00%, 5/21/30(a)	4,650,774

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$5,868,000	Altice Financing SA, 5.00%, 1/15/28(a)	$4,417,589
6,671,000	Altice Financing SA, 5.75%, 8/15/29(a)	4,886,507
2,204,000	Altice Financing SA, 9.63%, 7/15/27(a)	1,897,346
4,240,000	INEOS Finance Plc, 7.50%, 4/15/29(a)	4,252,310
4,294,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30(a)	4,379,609
		24,484,135
Mexico — 0.7%
3,010,000	Banco Mercantil del Norte SA, 8.38%, (a),(d),(e)	3,055,211
3,018,000	Banco Mercantil del Norte SA, 8.75%, (a),(d),(e)	3,040,638
		6,095,849
Netherlands — 0.8%
5,172,000	Sunrise HoldCo IV BV, 5.50%, 1/15/28(a)	5,124,876
2,130,000	Ziggo Bond Co. BV, 5.13%, 2/28/30(a)	1,852,487
		6,977,363
Spain — 0.8%
6,465,000	Banco Bilbao Vizcaya Argentaria SA, 7.75%, (d),(e)	6,553,538

United Kingdom — 5.6%
4,640,000	Ardonagh Finco Ltd., 7.75%, 2/15/31(a)	4,849,159
5,201,000	Ardonagh Group Finance Ltd., 8.88%, 2/15/32(a)	5,472,939
3,805,000	Barclays Plc, 8.00%, (d),(e)	3,992,403
3,726,000	Barclays Plc, 9.63%, (d),(e)	4,152,076
6,853,000	Connect Finco Sarl / Connect US Finco LLC, 9.00%, 9/15/29(a)	6,901,580
5,274,000	ContourGlobal Power Holdings SA, 6.75%, 2/28/30(a)	5,434,166
4,270,000	Howden UK Refinance PLC / Howden UK Refinance 2 Plc / Howden US Refinance LLC, 7.25%, 2/15/31(a)	4,420,695
6,772,000	Vmed O2 UK Financing I Plc, 4.75%, 7/15/31(a)	6,263,130
2,021,000	Vmed O2 UK Financing I Plc, 7.75%, 4/15/32(a)	2,099,902
4,716,000	Vodafone Group Plc, 4.13%, 6/4/81(d)	4,306,820
		47,892,870
United States — 75.8%
7,746,000	1261229 BC Ltd., 10.00%, 4/15/32(a)	7,815,433
2,762,000	Acadia Healthcare Co., Inc., 7.38%, 3/15/33(a)	2,849,247
2,961,000	Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(a)	2,846,251
5,842,000	Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/6/30(a)	6,033,356
4,582,000	Acrisure LLC / Acrisure Finance, Inc., 8.25%, 2/1/29(a)	4,739,777
3,054,000	ADT Security Corp. (The), 4.13%, 8/1/29(a)	2,947,063
2,232,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 4.63%, 1/15/27(a)	2,216,540
6,805,000	Allied Universal Holdco LLC, 7.88%, 2/15/31(a)	7,113,981
4,852,000	Ally Financial, Inc., Series B, 4.70%, (d),(e)	4,677,915
4,212,000	Ally Financial, Inc., 6.65%, 1/17/40(d)	4,139,103
3,979,000	AMC Networks, Inc., 10.25%, 1/15/29(a)	4,126,977
4,058,000	American Airlines, Inc., 7.25%, 2/15/28(a)	4,142,456

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$6,531,000	AmeriGas Partners LP / AmeriGas Finance Corp., 9.38%, 6/1/28(a)	$6,733,415
5,052,000	AmeriGas Partners LP / AmeriGas Finance Corp., 9.50%, 6/1/30(a)	5,235,874
10,067,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)	10,686,720
7,391,167	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 4/15/30(a)	6,901,642
5,206,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/1/29(a)	5,325,799
2,909,000	Avantor Funding, Inc., 3.88%, 11/1/29(a)	2,753,692
4,608,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(a)	4,586,327
3,148,000	Axalta Coating Systems LLC, 3.38%, 2/15/29(a)	2,977,806
3,500,333	BCPE Ulysses Intermediate, Inc., PIK, 7.75%, 4/1/27(a)	3,377,585
3,222,000	Beach Acquisition Bidco LLC, PIK, 10.00%, 7/15/33(a)	3,351,204
4,338,000	Beacon Mobility Corp., 7.25%, 8/1/30(a)	4,427,149
3,311,000	Boost Newco Borrower LLC, 7.50%, 1/15/31(a)	3,516,624
3,521,000	Brandywine Operating Partnership LP, REIT, 8.88%, 4/12/29	3,811,519
3,110,000	Bread Financial Holdings, Inc., 8.38%, 6/15/35(a),(d)	3,123,331
3,818,000	Bread Financial Holdings, Inc., 9.75%, 3/15/29(a)	4,110,611
2,469,000	Cablevision Lightpath LLC, 3.88%, 9/15/27(a)	2,380,275
3,007,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	2,913,146
2,063,000	Caesars Entertainment, Inc., 7.00%, 2/15/30(a)	2,137,468
8,102,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	7,652,720
3,715,589	Carvana Co., PIK, 9.00%, 12/1/28(a)	3,812,825
1,083,500	Carvana Co., PIK, 9.00%, 6/1/30(a)	1,139,436
4,174,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	3,884,607
5,154,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	4,995,563
3,890,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(a)	3,854,475
3,842,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	3,828,876
3,350,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(a)	3,350,648
5,804,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 3/1/31(a)	6,053,074
5,929,000	Chart Industries, Inc., 9.50%, 1/1/31(a)	6,323,753
4,055,000	CHS/Community Health Systems, Inc., 10.88%, 1/15/32(a)	4,292,618
3,000,000	Citigroup, Inc., Series EE, 6.75%, (d),(e)	3,020,807
4,846,000	Citizens Financial Group, Inc., Series B, (Term SOFR 3M + 3.265%), 7.55%, (e),(g)	4,846,448
4,201,000	Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30(a)	4,335,857
3,016,000	Cleveland-Cliffs, Inc., 7.38%, 5/1/33(a)	2,830,520
8,971,000	Cloud Software Group, Inc., 6.50%, 3/31/29(a)	9,052,585
3,933,000	Cloud Software Group, Inc., 8.25%, 6/30/32(a)	4,187,016
4,547,716	CMG Media Corp., 8.88%, 6/18/29(a)	4,325,953
3,093,000	Comstock Resources, Inc., 6.75%, 3/1/29(a)	3,101,560

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$3,500,000	CSC Holdings LLC, 4.63%, 12/1/30(a)	$1,627,839
6,300,000	CSC Holdings LLC, 5.75%, 1/15/30(a)	3,118,483
3,221,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	2,406,402
4,829,000	CSC Holdings LLC, 11.25%, 5/15/28(a)	4,805,702
2,907,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	2,800,686
4,765,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.38%, 6/30/33(a)	4,743,890
4,153,000	Directv Financing LLC, 8.88%, 2/1/30(a)	4,089,001
1,804,000	Discovery Communications LLC, 3.95%, 3/20/28	1,723,109
2,750,000	Discovery Communications LLC, 5.00%, 9/20/37	1,803,292
5,103,000	Domtar Corp., 6.75%, 10/1/28(a)	4,617,824
2,789,000	Edison International, Series B, 5.00%, (d),(e)	2,414,517
5,667,000	Element Solutions, Inc., 3.88%, 9/1/28(a)	5,482,249
4,456,000	Enviri Corp., 5.75%, 7/31/27(a)	4,400,404
4,605,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 4/1/29(a)	4,262,995
2,705,000	Focus Financial Partners LLC, 6.75%, 9/15/31(a)	2,761,911
5,944,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	5,787,716
2,134,000	Ford Motor Credit Co. LLC, 5.85%, 5/17/27	2,150,804
4,605,000	Forestar Group, Inc., 5.00%, 3/1/28(a)	4,538,663
3,000,000	Foundation Building Materials, Inc., 6.00%, 3/1/29(a)	2,754,262
4,610,000	Freedom Mortgage Corp., 12.00%, 10/1/28(a)	4,957,285
2,102,000	Freedom Mortgage Holdings LLC, 8.38%, 4/1/32(a)	2,121,270
3,602,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(a)	3,740,513
3,474,000	Gap, Inc. (The), 3.88%, 10/1/31(a)	3,111,173
3,471,000	Gen Digital, Inc., 6.75%, 9/30/27(a)	3,533,837
4,405,000	General Motors Financial Co., Inc., Series A, 5.75%, (d),(e)	4,344,846
2,577,000	Gray Media, Inc., 10.50%, 7/15/29(a)	2,769,110
5,259,000	Griffon Corp., 5.75%, 3/1/28	5,253,644
4,609,000	Herc Holdings, Inc., 5.50%, 7/15/27(a)	4,607,147
3,056,000	Herc Holdings, Inc., 7.00%, 6/15/30(a)	3,199,622
3,881,000	Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29(a)	3,964,142
2,705,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32(a)	2,748,309
5,650,000	Iron Mountain, Inc., REIT, 4.88%, 9/15/27(a)	5,615,291
4,486,000	Jane Street Group / JSG Finance, Inc., 6.13%, 11/1/32(a)	4,525,657
2,971,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	2,873,018
4,350,000	JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 9/20/31(a)	4,234,624
6,593,000	Kaiser Aluminum Corp., 4.63%, 3/1/28(a)	6,460,688
2,056,000	KeyCorp, Series D, 5.00%, (d),(e)	2,031,430
4,666,000	Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29(a)	4,581,149
3,719,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	3,236,789
4,936,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(a)	4,608,304
3,133,650	Level 3 Financing, Inc., 3.88%, 10/15/30(a)	2,725,272
6,388,000	Level 3 Financing, Inc., 6.88%, 6/30/33(a)	6,499,471
3,016,649	Level 3 Financing, Inc., 11.00%, 11/15/29(a)	3,471,416
2,217,000	LifePoint Health, Inc., 9.88%, 8/15/30(a)	2,400,029
5,392,000	LifePoint Health, Inc., 11.00%, 10/15/30(a)	5,958,678
4,147,000	Lightning Power LLC, 7.25%, 8/15/32(a)	4,364,573

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$4,508,000	Long Ridge Energy LLC, 8.75%, 2/15/32(a)	$4,683,844
2,971,000	Macy’s Retail Holdings LLC, 6.13%, 3/15/32(a)	2,837,070
2,824,000	McGraw-Hill Education, Inc., 5.75%, 8/1/28(a)	2,834,605
2,900,000	McGraw-Hill Education, Inc., 7.38%, 9/1/31(a)	3,025,033
4,622,000	Medline Borrower LP, 3.88%, 4/1/29(a)	4,437,763
5,644,000	MGM Resorts International, 4.75%, 10/15/28	5,574,215
3,213,000	Nationstar Mortgage Holdings, Inc., 5.00%, 2/1/26(a)	3,209,065
1,767,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	1,768,927
916,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29(a)	935,144
2,276,000	Nationstar Mortgage Holdings, Inc., 7.13%, 2/1/32(a)	2,364,569
3,207,000	Navient Corp., 7.88%, 6/15/32	3,336,419
3,670,000	NCL Corp. Ltd., 6.75%, 2/1/32(a)	3,749,072
3,433,000	Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	3,343,023
8,077,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	7,850,183
2,760,000	Newell Brands, Inc., 8.50%, 6/1/28(a)	2,906,453
9,614,000	Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26(a)	9,178,847
7,771,000	Novelis Corp., 3.25%, 11/15/26(a)	7,643,810
5,244,000	OneMain Finance Corp., 9.00%, 1/15/29	5,501,139
4,353,000	OneSky Flight LLC, 8.88%, 12/15/29(a)	4,531,044
3,279,000	OT Midco, Inc., 10.00%, 2/15/30(a)	2,535,323
6,272,000	Paramount Global, 6.38%, 3/30/62(d)	6,145,151
5,833,000	Pike Corp., 5.50%, 9/1/28(a)	5,825,261
5,496,000	Planet Financial Group LLC, 10.50%, 12/15/29(a)	5,499,296
6,125,000	PRA Group, Inc., 8.88%, 1/31/30(a)	6,369,506
4,060,000	Prairie Acquiror LP, 9.00%, 8/1/29(a)	4,231,553
2,819,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 8/31/27(a)	2,727,094
6,317,000	Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	6,312,547
3,124,000	Rfna LP, 7.88%, 2/15/30(a)	3,196,570
4,786,000	Rocket Software, Inc., 9.00%, 11/28/28(a)	4,937,216
3,410,000	Rockies Express Pipeline LLC, 6.75%, 3/15/33(a)	3,561,092
5,125,000	Royal Caribbean Cruises Ltd., 4.25%, 7/1/26(a)	5,099,507
1,900,000	SBA Communications Corp., REIT, 3.88%, 2/15/27	1,869,313
3,523,000	Sealed Air Corp., 4.00%, 12/1/27(a)	3,434,738
4,212,000	Sinclair Television Group, Inc., 8.13%, 2/15/33(a)	4,266,181
2,853,000	Sirius XM Radio LLC, 3.13%, 9/1/26(a)	2,800,508
6,387,000	Sirius XM Radio LLC, 4.00%, 7/15/28(a)	6,133,899
4,118,000	Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	4,231,245
2,221,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.38%, 4/15/27	2,215,142
6,699,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(a)	6,683,620
2,852,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/29(a)	2,804,805
4,787,000	Standard Industries, Inc., 5.00%, 2/15/27(a)	4,772,562
3,566,000	Stonex Escrow Issuer LLC, 6.88%, 7/15/32(a)	3,603,391
2,735,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 2/15/29(a)	2,810,283
2,285,000	Tenet Healthcare Corp., 6.13%, 10/1/28	2,287,853

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$3,295,000	Tenneco, Inc., 8.00%, 11/17/28(a)	$3,258,187
2,387,000	U.S. Foods, Inc., 6.88%, 9/15/28(a)	2,468,461
3,465,000	Under Armour, Inc., 7.25%, 7/15/30(a)	3,516,084
4,516,000	United Airlines, Inc., 4.63%, 4/15/29(a)	4,384,826
7,364,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, REIT, 8.63%, 6/15/32(a)	7,440,958
3,230,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	3,222,172
4,196,000	Venture Global LNG, Inc., 7.00%, 1/15/30(a)	4,246,374
4,486,000	Venture Global LNG, Inc., 9.00%, (a),(d),(e)	4,372,274
3,066,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(a)	3,066,000
3,066,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(a)	3,066,000
4,368,000	Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33(a)	4,679,375
4,983,000	Viasat, Inc., 7.50%, 5/30/31(a)	4,317,902
1,159,000	ViaSat, Inc., 5.63%, 4/15/27(a)	1,154,900
6,580,000	Vital Energy, Inc., 7.88%, 4/15/32(a)	5,619,484
372,649	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a),(b),(c),(h)	—
2,795,000	Voyager Parent LLC, 9.25%, 7/1/32(a)	2,913,105
5,978,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	4,017,156
4,635,000	WEX, Inc., 6.50%, 3/15/33(a)	4,675,301
2,556,000	Whirlpool Corp., 6.13%, 6/15/30	2,579,649
3,837,000	Whirlpool Corp., 6.50%, 6/15/33	3,848,996
3,021,000	XPLR Infrastructure Operating Partners LP, 8.38%, 1/15/31(a)	3,226,565
2,265,000	XPLR Infrastructure Operating Partners LP, 8.63%, 3/15/33(a)	2,428,323
		653,680,636
Total Corporate Bonds		836,791,298
(Cost $822,883,801)

Shares
Common Stocks — 0.00%
United Kingdom — 0.00%
12,023	AVTCAP WARR(i),*	8,598

United States — 0.00%
70,137	Quintis Ltd.(b),(c),*	0

Total Common Stocks		8,598
(Cost $2)
Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49(b),(c),(i),*	0

Total Rights/Warrants		0
(Cost $0)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Investment Company — 3.6%
30,766,470	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (j)	$30,766,470
Total Investment Company		30,766,470
(Cost $30,766,470)
Total Investments		$867,566,366
(Cost $853,650,273) — 100.6%
Liabilities in excess of other assets — (0.6)%		(5,053,826)
NET ASSETS — 100.0%		$862,512,540

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2025.
(h)	Issuer filed for bankruptcy and/or is in default of interest payments.
(i)	Security delisted or issuer in bankruptcy.
(j)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate